Earnings per Share - Schedule of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Amounts attributable to UTi Worldwide Inc. common shareholders:
Net (loss)/income	$ (142,823)	$ 10,548	$ 18,883	$ 12,886	$ 12,381	$ 28,536	$ 22,873	$ 8,743	$ (100,506)	$ 72,533	$ 69,903
Weighted average number of ordinary shares									103,544,171	102,586,527	100,577,194
Incremental shares required for diluted earnings per share related to stock options/restricted share units										859,854	1,644,843
Diluted weighted average number of ordinary shares									103,544,171	103,446,381	102,222,037
Basic (loss)/earnings per common share attributable to UTi Worldwide Inc. common shareholders	$ (1.38)	$ 0.10	$ 0.18	$ 0.13	$ 0.12	$ 0.28	$ 0.22	$ 0.09	$ (0.97)	$ 0.71	$ 0.70
Diluted (loss)/earnings per common share attributable to UTi Worldwide Inc. common shareholders	$ (1.38)	$ 0.10	$ 0.18	$ 0.12	$ 0.12	$ 0.28	$ 0.22	$ 0.08	$ (0.97)	$ 0.70	$ 0.68
Weighted-average diluted shares excluded from computation										2,969,560	2,696,745